Stockholders' Deficit (Tables)	3 Months Ended	9 Months Ended
	Dec. 31, 2018	Sep. 30, 2018
Stockholders' Equity Note [Abstract]
Summary of warrant activity
		Exercise Price	Weighted Average
	Warrants	Per Warrant	Exercise Price
Outstanding and exercisable at September 30, 2018	2,927,572	$1.80 - 3.00	$1.98
Issued	330,000	$3.00	$3.00
Exercised	—	$—	$—
Forfeited	—	$—	$—
Outstanding and exercisable at December 31, 2018	3,257,572	$1.80 - $3.00	$2.09

		Exercise Price	Weighted Average
	Warrants	Per Warrant	Exercise Price
Outstanding at January 1, 2017	—	$—	$—
Issued	189,750	$1.80	$1.80
Exercised	—	$—	$—
Forfeited	—	$—	$—
Outstanding and exercisable at December 31, 2017	189,750	$1.80	$1.80
Issued	2,737,822	$1.80 - 3.00	$2.00
Exercised	—	$—	$—
Forfeited	—	$—	$—
Outstanding and exercisable at September 30, 2018	2,927,572	$1.80 - 3.00	$1.98

Summary of information about warrants outstanding
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual life (Years)	Number Exercisable at September 30, 2018
$1.80	2,482,372	3.1	2,482,372
$3.00	445,200	4.8	445,200
Total	2,927,572		2,927,572